CONSOLIDATED INCOME STATEMENTS ¥ in Millions, shares in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2016 CNY (¥) ¥ / shares shares	Mar. 31, 2015 CNY (¥) ¥ / shares shares	Mar. 31, 2014 CNY (¥) ¥ / shares shares
CONSOLIDATED INCOME STATEMENTS
Revenue	$ 15,686	¥ 101,143	¥ 76,204	¥ 52,504
Cost of revenue	(5,328)	(34,355)	(23,834)	(13,369)
Product development expenses	(2,138)	(13,788)	(10,658)	(5,093)
Sales and marketing expenses	(1,753)	(11,307)	(8,513)	(4,545)
General and administrative expenses	(1,428)	(9,205)	(7,800)	(4,218)
Amortization of intangible assets	(455)	(2,931)	(2,089)	(315)
Impairment of goodwill	(71)	(455)	(175)	(44)
Income from operations	4,513	29,102	23,135	24,920
Interest and investment income, net	8,104	52,254	9,455	1,648
Interest expense	(301)	(1,946)	(2,750)	(2,195)
Other income, net	319	2,058	2,486	2,429
Income before income tax and share of results of equity investees	12,635	81,468	32,326	26,802
Income tax expenses	(1,310)	(8,449)	(6,416)	(3,196)
Share of results of equity investees	(269)	(1,730)	(1,590)	(203)
Net income	11,056	71,289	24,320	23,403
Net (income) loss attributable to noncontrolling interests	27	171	(59)	(88)
Net income attributable to Alibaba Group Holding Limited	11,083	71,460	24,261	23,315
Accretion of Convertible Preference Shares | ¥			(15)	(31)
Dividends accrued on Convertible Preference Shares | ¥			(97)	(208)
Net income attributable to ordinary shareholders	$ 11,083	¥ 71,460	¥ 24,149	¥ 23,076
Earnings per share/ADS attributable to ordinary shareholders
Basic | (per share)	$ 4.51	¥ 29.07	¥ 10.33	¥ 10.61
Diluted | (per share)	$ 4.33	¥ 27.89	¥ 9.70	¥ 10.00
Weighted average number of share/ADS used in computing earnings per share/ADS (million share)
Basic | shares	2,458	2,458	2,337	2,175
Diluted | shares	2,562	2,562	2,500	2,332